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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2
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1. Name and address of issuer:
        The Elite Group
        1325 4th Ave, Suite 2144
        Seattle, WA 98101

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2.      Name of each  series or class of funds for which  this  notice is filed:
        The Elite Growth & Income Fund The Elite Income Fund

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3. Investment Company Act File Number: 811-4804
   Securities Act File Number: 33-8124

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4. Last day of fiscal year for which this notice is filed: September 30, 1999

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's Fiscal year for purposes of reporting securities sold after the close of the fiscal year but Before termination of the issuers 24f-2 declaration: N/A [ ]

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6. Date of  termination  of  issuers  declaration  under  rule  24f-2(a)(1),  if applicable (see Instruction A:6) N/A

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7. Number and amount of  securities  of the same class or series  which had been registered Under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, But which remained unsold at the beginning of the fiscal year: None

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8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: None

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9. Number and aggregate  sale price of  securities  sold during the fiscal year:
   1,021,314 Share sold $14,600,280 Dollar amount sold

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon Registration pursuant to rule 24f-2 1,021,314 Shares sold $14,600,280 Dollar amount sold

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11. Number and  aggregate sale price of securities issued during the fiscal year
    in  connection   with  dividend  reinvestments   plans, if  applicable  (see
    instruction B.7):  N/A

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12. Calculation of registered fee:

    (i) Aggregate sale price of securities sold during the fiscal Year in reliance on rule 24f-2 (from item 10):
                                                                     $14,600,280
    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from item 11 if applicable)
                                                                              +0
    (iii)Aggregate  price  of  shares  redeemed  or  repurchased during the fiscal year (if applicable).
                                                                     $26,350,284
    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable)
                                                                              +0
    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 line (i) plus line (ii) less line (iii) plus line
    (iv) (if applicable):
                                                                    (11,750,004)
    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):
                                                                       .00027800


    (vii)Fee due [ line (i) or line (v) multiplied by line (vi)]:
                                                                $           0.00
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instructions: Issuers should  complete  lines (ii), (iii), (iv) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C. 3

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13. Check box if fees are being remitted to the Commissioners lockbox depository as Described in section 3a of the Commissioners Rules of informal and Other Procedures (17 CFR 202.3a). [ ] Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A
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Signatures
This report has been signed below by the following persons on behalf of the issuer and in the Capacities and on the dates indicated.

By (Signature and Title)* ______________________________
Date:        11/03/99      Richard McCormick, President

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